Timber Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Schedule of timber and timberlands

As of September 30, 2013 and December 31, 2012, timber and timberlands consisted of the following, respectively:

	As of September 30, 2013
	Gross	Accumulated Depletion or Amortization	Net
Timber	$149,841,457	$6,234,805	$143,606,652
Timberlands	184,113,814	—	184,113,814
Mainline roads	483,536	222,798	260,738

Timber and timberlands	$334,438,807	$6,457,603	$327,981,204

	As of December 31, 2012
	Gross	Accumulated Depletion or Amortization	Net
Timber	$161,878,914	$11,677,229	$150,201,685
Timberlands	183,349,545	—	183,349,545
Mainline roads	428,688	174,623	254,065

Timber and timberlands	$345,657,147	$11,851,852	$333,805,295

As of December 31, 2012 and 2011, timber and timberlands consisted of the following, respectively:

	As of December 31, 2012
	Gross	Accumulated Depletion or Amortization	Net
Timber	$161,878,914	$11,677,229	$150,201,685
Timberlands	183,349,545	—	183,349,545
Mainline roads	428,688	174,623	254,065

Timber and timberlands	$345,657,147	$11,851,852	$333,805,295

	As of December 31, 2011
	Gross	Accumulated Depletion or Amortization	Net
Timber	$175,512,118	11,759,282	$163,752,836
Timberlands	164,550,798	—	164,550,798
Mainline roads	376,406	118,190	258,216

Timber and timberlands	$340,439,322	$11,877,472	$328,561,850

Schedule of below-market lease assets amortization	As of December 31, 2012, below-market lease assets will be amortized as follows:

For the years ending December 31,
2013	$85,766
2014	3,521
2015	3,521
2016	3,521
2017	3,521
Thereafter	15,549

$115,399